CONCENTRATION OF RISKS (Details)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Supplier Concentration Risk | Costs | Supplier A
Concentration Risk [Line Items]
Concentration risk (as a percent)	18.70%	17.80%